Income Taxes - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for income taxes [Abstract]
Income taxes using U.S federal statutory rate	$ (15,340,000)	$ (6,110,000)	$ (4,999,000)
Tax Cuts and Jobs Act	143,000
Nondeductible interest	6,912,000
Loss on extinguishment of debt	10,174,000
Loss of tax benefit of federal net operating loss carryforwards	5,067,000	68,795,000
Loss of tax benefit of state net operating loss carryforwards	1,373,000	13,891,000
Loss of tax benefit of federal tax credit carryforwards	324,000	4,023,000
Amortization of gain on IP migration	767,000	767,000	767,000
State income taxes, net of federal benefit	(1,339,000)	(2,576,000)	380,000
Foreign rate differential	1,196,000	1,141,000	920,000
Valuation allowance	(1,423,000)	(75,407,000)	2,649,000
Derivative charge	(8,403,000)	(4,345,000)	(192,000)
Stock option exercises and cancellations	841,000	53,000	674,000
Research and development costs	(295,000)	(250,000)	(199,000)
Other	3,000	18,000
Total	$ 0	$ 0	$ 0